Commitments and Contingencies - Tax Base Increase due to Law Serial No. 7143 - Additional Information (Detail) - Tax Base Increase due to Law [member] - TRY (₺) ₺ in Thousands	Oct. 01, 2018	Dec. 31, 2018	Dec. 31, 2017
Disclosure of commitments and contingencies [line items]
Payment based on corporate tax base increase mechanism	₺ 35,443
Liabilities related to tax base increase due to law		₺ 0	₺ 0